FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 24, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:

FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Hermes Treasury Obligations Fund

Federated Hermes U.S. Treasury Cash Reserves

(collectively, the “Funds”)

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 248 under the Securities Act of 1933 and Amendment No. 250 under the Investment Company Act of 1940 to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective May 1, 2023 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Select Shares, Advisor Shares, Administrative Shares and Premier Shares to both Funds and to also add Cash Management Shares to Federated Hermes Treasury Obligations Fund.

The Funds may be marketed through banks, savings associations or credit unions. Each Fund’s Prospectus includes the Financial Highlights and related performance disclosures of an illustrative existing share class. The Financial Highlights for Federated Hermes U.S. Treasury Cash Reserves includes its October 31, 2022, semi-annual financial information. The Financial Highlights for Federated Hermes Treasury Obligations Fund includes its July 31, 2022, annual financial information and will be updated by amendment to include its semi-annual financial information as of January 31, 2023 to be filed in its semi-annual report at the end of March 2023. Each Fund will file an auditor consent in a Rule 485(b) filing on or about May 1, 2023 to become effective on May 1, 2023, simultaneously with the effectiveness of the Registrant’s Rule 485(a) post-effective amendment.

If you have any questions on the enclosed material, please contact me at (724) 720-8831.

Very truly yours,

/s/ Sheryl L. McCall
Sheryl L. McCall
Senior Paralegal